NATURE OF OPERATIONS AND BASIS OF PRESENTATION NATURE OF OPERATIONS AND BASIS OF PRESENTATION - Reclassification (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
In March 2017, the FASB issued ASU No. 2017-07, Compensation - Retirement Benefits (ASC 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, which requires entities to present the service cost component of the net periodic benefit cost in the same income statement line item as other employee compensation costs. The other components of net benefit cost, including interest cost, expected return on plan assets, amortization of prior service cost/credit and actuarial gain/loss, and settlement and curtailment effects, are to be presented outside of any subtotal of operating income. Entities will have to disclose the line(s) used to present the other components of net periodic benefit cost, if the components are not presented separately in the income statement.  The Company adopted the guidance effective January 1, 2018. As adoption is required to be on a retrospective basis, the Company has recast its historical consolidated statements of operations presented herein. The following table details the reclassification adjustment related to the adoption of the guidance:

	As Reported	Adoption Adjustment	As Recasted
2017:
Direct operating costs	$684.8	$0.2	$685.0
Selling, general and administrative	104.9	(0.3)	104.6
Other expense (included in Other-net)	0.4	0.1	0.5
Total	$790.1	$—	$790.1

2016:
Direct operating costs	$778.2	$1.5	$779.7
Selling, general and administrative	102.1	0.1	102.2
Other expense (included in Other-net)	9.9	(1.6)	8.3
Total	$890.2	$—	$890.2

2015:
Direct operating costs	$993.1	$(12.9)	$980.2
Selling, general and administrative	115.8	(1.5)	114.3
Other expense (included in Other-net)	3.7	14.4	18.1
Total	$1,112.6	$—	$1,112.6
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (ASC 230): Classification of Certain Cash Receipts and Cash Payments, which provides guidance on eight cash flow classification issues with the objective of reducing differences in practice. The Company adopted the amendments in this ASU on January 1, 2018. As adoption is required to be on a retrospective basis, the Company has recast its historical consolidated statements of cash flows presented herein. The only impact of this adoption to the Company's historical consolidated statements of cash flows was a reclassification of certain cash payments to extinguish debt from operating activities to financing activities. For the year ended December 31, 2017, the Company did not have any cash payments for debt extinguishment costs. The following table details the reclassification adjustment related to the adoption of the guidance for the years ended December 31, 2016 and 2015:

	As Reported	Adoption Adjustment	As Recasted
2016:
Net cash provided by operating activities	$905.6	$24.0	$929.6
Net cash used in financing activities	(22.9)	(24.0)	(46.9)

2015:
Net cash provided by operating activities	$998.1	$1.0	$999.1
Net cash used in financing activities	(149.6)	(1.0)	(150.6)